UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-090607


                              Fairholme Funds, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                                 51 JFK Parkway
                              Short Hills, NJ 07078
--------------------------------------------------------------------------------
             (Address of principal executive offices)    (Zip code)


                        CITCO Mutual Fund Services, Inc.
                       83 General Warren Blvd., Suite 200
                                Malvern, PA 19355
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-866-202-2263

Date of fiscal year end:    11/30/2005

Date of reporting period:   11/30/2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. ANNUAL REPORT

                                    =========
                                    FAIRHOLME
                                    =========

                                  ANNUAL REPORT

                      =====================================

                               THE FAIRHOLME FUND

                      =====================================

                       A No-Load Capital Appreciation Fund

                           For the Fiscal Year Ended:
                                November 30, 2005

                             www.fairholmefunds.com
                                 (866) 202-2263

                     VALUE OF $10,000 INVESTED AT INCEPTION
                       THE FAIRHOLME FUND VS. THE S&P 500

[The following table was represented as a line chart in the printed material.]

                                   Fairholme               S&P
                                     Fund                  500
            12/29/99                10,000               10,000
            02/29/00                 9,330                9,355
            05/31/00                11,210                9,757
            08/31/00                11,950               10,453
            11/30/00                13,550                9,082
            02/28/01                15,033                8,588
            05/31/01                15,125                8,727
            08/31/01                15,277                7,903
            11/30/01                15,277                7,972
            02/28/02                15,917                7,771
            05/31/02                16,636                7,519
            08/31/02                15,620                6,481
            11/30/02                15,548                6,655
            02/28/03                14,424                6,009
            05/31/03                16,476                6,913
            08/31/03                17,118                7,263
            11/30/03                18,735                7,659
            02/29/04                20,990                8,323
            05/31/04                20,451                8,180
            08/31/04                21,353                8,095
            11/30/04                23,177                8,644
            02/28/05                24,545                8,904
            05/31/05                25,247                8,853
            08/31/05                26,686                9,112
            11/30/05                27,079                9,374

--------------------------------------------------------------------------------
                           Average Annual Total Return

                                                   1 Year        Inception
                                                   ------        ---------
Fairholme Fund                                     16.84%         18.32%
S&P 500                                             8.44%         -1.09%
--------------------------------------------------------------------------------

The chart above covers the period from inception of the Fund (December 29, 1999) to the end of the most recent fiscal year (November 30, 2005).

The following notes pertain to the chart above as well as the performance table included in the Management Discussion on the following page. Performance information in this report represents past performance and is not a guarantee of future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted within. Any questions you have, including obtaining the latest month-end performance, can be answered by calling the Fund's Transfer Agent at 1-866-202-2263.

Data for both the S&P 500 Index and the Fund are presented assuming all dividends have been reinvested and do not reflect any taxes that might have been incurred by a shareholder as a result of Fund distributions. The S&P 500 Index is a widely recognized, unmanaged index of 500 of the largest companies in the United States as measured by market capitalization and does not reflect any investment management fees or transaction expenses, nor the effects of taxes, fees or other charges.

THE FAIRHOLME FUND
================================================================================
                                                MANAGEMENT DISCUSSION & ANALYSIS
                                     For the Fiscal Year Ended November 30, 2005
--------------------------------------------------------------------------------

Management Discussion

At November 30, 2005, the end of the Fund's fiscal year, the audited net asset value (NAV) attributable to the 56,612,233 shares outstanding of the The Fairholme Fund (the "Fund") was $25.45 per share. This compares with an audited net asset value of $22.36 per share at November 30, 2004, and an unaudited net asset value of $23.74 per share at May 31, 2005 (stated NAVs reflect any distributions to shareholders).

                                            Six          One          Three         Five           Since
                                           Months        Year         Years         Years        Inception
                                           Ended        Ended         Ended         Ended         12/29/99
                                          11/30/05     11/30/05      11/30/05      11/30/05     to 11/30/05
                                          --------     --------      --------      --------      --------
The Fairholme Fund (Cumulative)               7.26%       16.84%        74.17%        99.85%       170.79%
S&P 500 Index (Cumulative)                    5.88%        8.44%        40.85%         3.22%        -6.26%
The Fairholme Fund (Annualized)                           16.84%        20.32%        14.85%        18.32%
S&P 500 Index (Annualized)                                 8.44%        12.08%         0.64%        -1.09%

For the six months, one year, three years, five years, and since inception periods ended November 30, 2005, the Fund has significantly outperformed the S&P 500 and has delivered above average absolute returns to shareholders. Management cautions Fund shareholders that periods of underperformance are likely from time to time relative to indexes or risk-free rates. In the adviser's opinion, such periods often lead to depressed prices for fundamentally attractive investments, allowing for additional purchases at prices which should lead to better future performance.

Portfolio holdings are subject to change without notice. Below is a chart disclosing the top ten holdings of the Fund listed by their percentage of net assets as well as a chart detailing the top ten categories in which the Fund holds securities, listed by the aggregate percentage of net assets in each category.

--------------------------------------------------------------------------------
                                Top Ten Holdings*
                                (% of Net Assets)
Berkshire Hathaway, Inc.                                                 19.13%
Canadian Natural Resources Ltd.                                           8.76%
Leucadia National Corp.                                                   8.59%
EchoStar Communications Corp.                                             7.00%
Penn West Energy Trust                                                    6.30%
Miscellaneous Investments                                                 3.35%
USA Mobility, Inc.                                                        2.53%
Freddie Mac                                                               2.14%
Sears Holdings Corp.                                                      1.96%
IDT Corp.                                                                 1.87%
                                                                         -----
                                                                         61.63%
                                                                         =====
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               Top Ten Categories
                                (% of Net Assets)
U.S. Gov't and Agency Obligations                                        30.06%
Diversified Holding Companies                                            27.87%
Oil and Gas Producers                                                    15.06%
Pay Television Services                                                   7.00%
Telecommunications                                                        4.79%
Miscellaneous Investments                                                 3.35%
Money Market Funds                                                        3.07%
Mortgage Loans and Banking                                                2.38%
Retail Department Stores                                                  1.96%
Insurance Brokers                                                         1.46%
                                                                         -----
                                                                         97.00%
                                                                         =====
--------------------------------------------------------------------------------
*Excludes cash, money-market funds and U.S. Treasury bills

THE FAIRHOLME FUND
================================================================================
                                                MANAGEMENT DISCUSSION & ANALYSIS
                                     For the Fiscal Year Ended November 30, 2005
--------------------------------------------------------------------------------

During the six months beginning June 1st and ending November 30th, the Fund purchased the following securities that were not owned at June 1, 2005 and which are listed as portfolio investments at November 30, 2005:

      o     Countrywide Financial Corp.

      o     Freddie Mac

      o     IDT Corp.

      o     Marsh & McLennan Companies, Inc.

      o     RHJ International

      o     Sears Holdings Corp.

For the six months ended November 30, 2005, the Fund substantially increased its investments in several existing portfolio holdings, although such changes may not appear obvious as a result of the growth of Fund assets through new subscriptions during the six month period ended November 30, 2005. Among the significant increases were additions to the Fund's investments in Berkshire Hathaway, Echostar, Canadian Natural Resources, and Penn West Energy Trust.

For the six months ended November 30, 2005, the Fund disposed of positions listed at May 31, 2005 and for which no shares were held on November 30, 2005 as follows:

      o     Duke Energy Corp.

      o     AT&T Corp.

Shareholders are cautioned that not all additions or dispositions to the portfolio are material, and that while the Fund and its adviser have long-term objectives, it is possible that a security purchased or sold in one period may be sold or purchased in a subsequent period. Generally, the Fund's adviser determines to buy and sell based on its estimates of the intrinsic values and fundamental dynamics of a particular company and its industry, and not on short-term price movements. However, certain strategies of the adviser in carrying out the Fund's investment policies may result in shorter holding periods. Investors are further cautioned not to rely on short-term results, both with respect to profits and losses on any individual investment in the Fund, as well as with respect to Fund shares themselves.

For the fiscal year ended November 30, 2005, securities whose gains most affected the Fund's portfolio (including realized and unrealized gains) included the following:

      o     Canadian Natural Resources Ltd.

      o     Leucadia National Corp.

      o     Penn West Energy Trust

      o     Berkshire Hathaway, Inc.

      o     MCI, Inc.

In the opinion of the Fund's investment adviser, the following factors had a bearing on the change in value of the above securities (although other unmentioned factors may have also contributed to price changes): Canadian Natural rose sharply as oil and gas prices surged and the company began development of its Horizon oil sands project in Canada; Leucadia's stock price recovered after an early 2005 calendar year decline due to the

THE FAIRHOLME FUND
================================================================================
                                                MANAGEMENT DISCUSSION & ANALYSIS
                                     For the Fiscal Year Ended November 30, 2005
--------------------------------------------------------------------------------

cancellation by SBC of a long-term contract with Leucadia's WilTel subsidiary as investors realized that SBC would have to pay meaningful compensation to Leucadia; Penn West rose as the company converted to a Canadian Energy Trust in combination with higher oil and gas prices; Berkshire rose modestly but it's dollar rise was significant given its position as the Fund's largest equity holdings, and MCI rose further as it became the subject of a takeover battle between Verizon and Qwest, with Verizon agreeing to a price well above its initial offer.

For the fiscal year ended November 30, 2005, securities whose declines most affected the Fund's portfolio (including realized and unrealized losses) included the following:

      o     Echostar Communications Corp.

      o     Sears Holdings Corp.

In the opinion of the Fund's investment adviser, the following factors had a bearing on the change in value of the above securities (although other unmentioned factors may have also contributed to price changes): Echostar declined as investors worried about competition among telephone, cable television, and satellite broadcasters over the telephone, internet, and video markets even as Echostar continued to grow; and Sears Holdings declined over doubts about the ultimate success of the company's retail strategies.

In the six months and fiscal year ended November 30, 2005, continued significant cash inflows were recorded by the Fund, largely from new shareholder subscriptions believed to have resulted from positive performance and publicity received by the Fund. In August 2005, the Fund was ranked by a Barron's/Value Line survey as the #1 Fund for risk adjusted return in the preceding five years.

Although the Fund has a policy of normally investing 75% of its assets in U.S. common stocks, at November 30, 2005, the Fund had a lower percentage of assets invested in U.S. common stocks and there is no guarantee that the Fund's U.S. common stock investments will be above 75% in the next six months. This lower percentage reflects significant foreign equity investments as a percent of the total portfolio as well as a high percentage of liquid assets maintained in cash and U.S. Treasury bills.

The adviser invests Fund assets in common stocks to the extent it finds sensible investment opportunities and the Fund may, for defensive purposes, have a significant portion of its assets invested in liquid low-risk securities or cash. During the period ended November 30, 2005, the Fund's liquidity (consisting of cash, money-market funds, and U.S. Treasury bills) was higher than average and represented a significant portion of Fund assets at approximately 30% of the portfolio. It should be noted that since inception, the Fund has held nearly 20% of assets in liquid low-risk securities or cash which the Fund's adviser believes has materially helped, rather than hurt, performance. However, there is no guarantee that future performance will not be negatively affected by the Fund's liquidity. Shareholders should note that given the Fund's ability to concentrate investments, it only takes a few good ideas to invest a significant portion of the Fund's liquid assets in a relatively short time.

The Fund continues to be advised by Fairholme Capital Management, L.L.C. Certain directors and officers of Fairholme Funds, Inc. are also members and officers of Fairholme Capital Management, L.L.C. For more complete information about the Fund and its adviser, or to obtain a current prospectus, please visit www.fairholmefunds.com, or call 1-866-202-2263.

THE FAIRHOLME FUND
================================================================================
                                                                        EXPENSES
                                                               November 30, 2005
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: direct costs, which may include, but are not limited to, transaction fees at some broker-dealers, custodial fees for retirement accounts, redemption fees (on shares redeemed within 60 days of purchase), and wire transfer fees. As a shareholder, you also incur indirect costs, such as the management and administration fees paid to the adviser of the Fund.

The example below is intended to help you understand your indirect costs (also referred to as "ongoing costs" and measured in dollars) when investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example below is based on an investment of $1,000 invested in the Fund at June 1, 2005 and held for the entire six month period ending November 30, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you had invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return for the period presented. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses that you paid for the period presented. However, you may use this information to compare ongoing costs of investing in the Fund with the ongoing costs of investing in other funds. To do so, compare this 5% hypothetical example with the 5% examples that appear in the shareholder reports of other funds.

Please note that the column titled "Expenses Paid During the Period" in the table below is meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, does not reflect any direct costs, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your total costs would be higher.

                                                                                          Expenses Paid
                                                                                       During the Period*
                                   Beginning                      Ending                  June 1, 2005
                                 Account Value                 Account Value                 Through
                                  June 1, 2005               November 30, 2005          November 30, 2005
                                  ------------               -----------------          -----------------
Actual                             $1,000.00                     $1,072.60                    $5.20
Hypothetical
  (5% return before expenses)      $1,000.00                     $1,019.99                    $5.08

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 7.26% for the six month period of June 1, 2005, to November 30, 2005.

THE FAIRHOLME FUND
================================================================================
                                                         SCHEDULE OF INVESTMENTS
                                                               November 30, 2005
--------------------------------------------------------------------------------

      Shares                                                     Market Value
      ------                                                     ------------
                  DOMESTIC COMMON STOCKS - 48.13%

                  DIVERSIFIED HOLDING COMPANIES - 27.72%
          2,740     Berkshire Hathaway, Inc. Class A*            $244,928,600
         10,400     Berkshire Hathaway, Inc. Class B*              30,732,000
      2,611,037     Leucadia National Corp.                       123,710,933
                                                                 ------------
                                                                  399,371,533
                                                                 ------------
                  HOME FURNISHINGS - 1.05%
        405,600     Ethan Allen Interiors, Inc.                    15,128,880
                                                                 ------------
                  INSURANCE BROKERS - 1.46%
        681,700     Marsh & McLennan Cos., Inc.                    21,057,713
                                                                 ------------
                  MORTGAGE LOANS AND BANKING - 2.38%
        100,000     Countrywide Financial Corp.                     3,481,000
        494,100     Freddie Mac                                    30,856,545
                                                                 ------------
                                                                   34,337,545
                                                                 ------------
                  NEWSPAPERS: PUBLISHING AND PRINTING - 0.09%
         35,724     Daily Journal Corp.*                            1,303,211
                                                                 ------------
                  PROPERTY AND CASUALTY INSURANCE - 1.26%
        306,800     Mercury General Corp.                          18,193,240
                                                                 ------------
                  REAL ESTATE OPERATIONS - 0.42%
        103,768     Homefed Corp.                                   6,070,428
                                                                 ------------
                  RETAIL DEPARTMENT STORES - 1.96%
        245,000     Sears Holdings Corp.*                          28,179,900
                                                                 ------------
                  PAY TELEVISION SERVICES - 7.00%
      3,903,024     EchoStar Communications Corp.                 100,854,140
                                                                 ------------
                  TELECOMMUNICATIONS - 4.79%
      2,208,500     IDT Corp.*                                     26,943,700
        280,000     MCI, Inc.                                       5,560,800
      1,335,486     USA Mobility, Inc.                             36,458,768
                                                                 ------------
                                                                   68,963,268
                                                                 ------------
TOTAL DOMESTIC COMMON STOCKS (COST $632,127,556)                 $693,459,858
                                                                 ------------

    The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND
================================================================================
                                             SCHEDULE OF INVESTMENTS (Continued)
                                                               November 30, 2005
--------------------------------------------------------------------------------

         Shares                                                  Market Value
         ------                                                  ------------
                  FOREIGN COMMON STOCKS - 16.45%

                  BELGIUM - 0.15%
                    DIVERSIFIED HOLDING COMPANY - 0.15%
        100,551     RHJ International*                           $  2,139,458
                                                                 ------------
                  BERMUDA - 0.29%
                    PROPERTY AND CASUALTY INSURANCE - 0.29%
          7,000     White Mountains Insurance Group Ltd.(a)         4,258,800
                                                                 ------------
                  CANADA - 15.06%
                    OIL AND GAS PRODUCERS - 15.06%
      2,780,400     Canadian Natural Resources Ltd.               126,257,964
      3,073,700     Penn West Energy Trust                         90,713,177
                                                                 ------------
                                                                  216,971,141
                                                                 ------------
                  UNITED KINGDOM - 0.95%
                    INVESTMENT TRUST - 0.95%
      4,076,876     JZ Equity Partners PLC                         13,642,026
                                                                 ------------

   TOTAL FOREIGN COMMON STOCKS (COST $182,687,267)                237,011,425
                                                                 ------------
                     MISCELLANEOUS INVESTMENTS - 3.35%(b)

   TOTAL MISCELLANEOUS INVESTMENTS (COST $56,017,087)              48,259,716
                                                                 ------------
     Principal
     ---------
                  U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 30.06%
     40,000,000     T-Bill  3.47%(c), 12/01/2005                   40,000,000
     30,000,000     T-Bill  3.10%(c), 12/08/2005                   29,979,671
     40,000,000     T-Bill  3.20%(c), 12/15/2005                   39,947,461
     30,000,000     T-Bill  3.29%(c), 12/22/2005                   29,940,762
     30,000,000     T-Bill  3.35%(c), 12/29/2005                   29,920,434
     25,000,000     T-Bill  3.36%(c), 01/05/2006                   24,917,483
     20,000,000     T-Bill  3.38%(c), 01/12/2006                   19,920,667
     30,000,000     T-Bill  3.78%(c), 01/19/2006                   29,845,446
     40,000,000     T-Bill  3.79%(c), 01/26/2006                   39,770,480
     40,000,000     T-Bill  3.86%(c), 02/02/2006                   39,738,320
     30,000,000     T-Bill  3.91%(c), 02/09/2006                   29,781,660
     40,000,000     T-Bill  3.94%(c), 02/16/2006                   39,679,360
     40,000,000     T-Bill  3.89%(c), 02/23/2006                   39,649,280
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS                     ------------
                    (COST $433,049,232)                          $433,091,024
                                                                 ------------

    The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND
================================================================================
                                             SCHEDULE OF INVESTMENTS (Continued)
                                                               November 30, 2005
--------------------------------------------------------------------------------

         Shares                                                  Market Value
         ------                                                  ------------
                  MONEY MARKET FUNDS - 3.07%
     44,332,247     UMB Money Market, 2.43%(b)                 $   44,332,247
                                                               --------------

TOTAL MONEY MARKET FUNDS (COST $44,332,247)                        44,332,247
                                                               --------------

TOTAL INVESTMENTS (COST $1,348,213,389) - 101.06%               1,456,154,270
                                                               --------------
                    LIABILITIES IN EXCESS OF OTHER
                      ASSETS, NET - (1.06)%                       (15,286,746)
                                                               --------------

NET ASSETS - 100.00%                                           $1,440,867,524
                                                               ==============

*Non-income producing securities.

(a)   Affiliated company, see Note 3.

(b) Represents previously undisclosed securities which the Fund has held for less than one year.

(c)   Rates shown are the effective yield as of November 30, 2005.

    The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND
================================================================================
                                               STATEMENT OF ASSETS & LIABILITIES
                                                               November 30, 2005
--------------------------------------------------------------------------------

Assets
   Investments, at Market Value (Cost - $1,348,213,389)           $1,456,154,270
   Cash                                                                3,261,281
   Dividends and Interest Receivable                                   2,789,470
   Receivable for Capital Shares Sold                                  2,725,375
                                                                  --------------
       Total Assets                                                1,464,930,396
                                                                  --------------

Liabilities
   Payable for Investments Purchased                                  22,335,379
   Payable for Capital Shares Redeemed                                   599,324
   Accrued Management Fees                                             1,128,169
                                                                  --------------
       Total Liabilities                                              24,062,872
                                                                  --------------

Net Assets
   Paid-In Capital                                                 1,295,567,080
   Accumulated Undistributed Net Investment Income                     9,900,467
   Net Accumulated Realized Gain on Investments                       27,459,096
   Net Unrealized Appreciation on Investments                        107,940,881
                                                                  --------------

NET ASSETS                                                        $1,440,867,524
                                                                  ==============

Shares of Common Stock Outstanding* ($0.0001 par value)               56,612,233
                                                                  --------------
Net Asset Value, Offering and Redemption Price Per Share
   ($1,440,867,524/56,612,233 shares)                             $        25.45
                                                                  ==============

*100,000,000 shares authorized in total.

    The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND
================================================================================
                                                         STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                For the Fiscal
                                                                  Year Ended
                                                               November 30, 2005
                                                               -----------------
Investment Income
   Interest                                                      $  6,261,331
   Dividends (net of $520,752 foreign taxes withheld)              12,788,851
                                                                 ------------
   Total Investment Income                                         19,050,182
                                                                 ------------

Expenses
   Management Fees (Note 3)                                         7,453,472
   Other Expenses                                                      28,302
                                                                 ------------
      Total Expenses                                                7,481,774
                                                                 ------------
         Net Investment Income                                     11,568,408
                                                                 ------------

Realized and Unrealized Gain on Investments
   Net Realized Gain on Investments                                27,488,551
   Net Change in Unrealized Appreciation on Investments            63,887,869
                                                                 ------------
      Net Realized and Unrealized Gain on Investments              91,376,420
                                                                 ------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                       $102,944,828
                                                                 ============

   The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND
================================================================================
                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           For the Fiscal          For the Fiscal
                                                            Year Ended              Year Ended
                                                         November 30, 2005       November 30, 2004
                                                         -----------------       -----------------
CHANGE IN NET ASSETS
From Operations
   Net Investment Income                                   $    11,568,408    $        77,465
   Net Realized Gain on Investments                             27,488,551          5,736,069
   Net Change in Unrealized Appreciation on Investments         63,887,869         26,076,288
                                                           ---------------    ---------------
   Net Increase in Net Assets from Operations                  102,944,828         31,889,822
                                                           ---------------    ---------------

From Distributions to Shareholders
   Net Investment Income                                        (1,200,051)                --
   Net Realized Capital Gains from Security Transactions        (5,736,115)           (29,409)
                                                           ---------------    ---------------
   Net Decrease in Net Assets from Distributions                (6,936,166)           (29,409)
                                                           ---------------    ---------------

From Capital Share Transactions
   Proceeds from Sale of Shares                              1,373,343,214        137,270,864
   Shares Issued in Reinvestment of Dividends                    6,728,343             29,186
   Redemption Fees                                                 215,899                 --
   Cost of Shares Redeemed                                    (270,446,677)       (23,110,744)
                                                           ---------------    ---------------
   Net Increase in Net Assets from Shareholder Activity      1,109,840,779        114,189,306
                                                           ---------------    ---------------

NET ASSETS
Net Increase in Net Assets                                   1,205,849,441        146,049,719
Net Assets at Beginning of Year                                235,018,083         88,968,364
                                                           ---------------    ---------------
Net Assets at End of Year                                  $ 1,440,867,524    $   235,018,083
                                                           ===============    ===============
Accumulated Undistributed Net Investment Income            $     9,900,467    $        77,465
                                                           ===============    ===============

SHARES TRANSACTIONS
Issued                                                          56,896,881          6,740,137
Reinvested                                                         295,892              1,600
Redeemed                                                       (11,092,655)        (1,150,583)
                                                           ---------------    ---------------
Net Increase in Shares                                          46,100,118          5,591,154
Shares Outstanding at Beginning of Year                         10,512,115          4,920,961
                                                           ---------------    ---------------
Shares Outstanding at End of Year                               56,612,233         10,512,115
                                                           ===============    ===============

    The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND
================================================================================
                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                        For the             For the             For the             For the             For the
                                      Fiscal Year         Fiscal Year         Fiscal Year         Fiscal Year         Fiscal Year
                                         Ended                Ended              Ended                Ended               Ended
                                      November 30,         November 30,        November 30,        November 30,        November 30,
                                         2005                 2004                2003                2002                2001
                                     -------------        -------------       -------------       -------------       -------------
NET ASSET VALUE,
BEGINNING OF YEAR                    $       22.36        $       18.08       $       15.14       $       14.99       $       13.55
                                     -------------        -------------       -------------       -------------       -------------
Investment Operations
   Net Investment Income/(Loss)               0.38**               0.01               (0.02)               0.01                0.05
   Net Realized and Unrealized
      Gain on Investments                     3.31                 4.28                3.09                0.26                1.67
                                     -------------        -------------       -------------       -------------       -------------
      Total from Investment
       Operations                             3.69                 4.29                3.07                0.27                1.72
                                     -------------        -------------       -------------       -------------       -------------

Distributions
   From Net Investment Income                (0.07)                  --               (0.00)*             (0.03)              (0.04)
   In Excess of Net Investment
      Income                                    --                   --               (0.03)                 --                  --
   From Realized Capital Gains               (0.53)               (0.01)              (0.10)              (0.09)              (0.24)
                                     -------------        -------------       -------------       -------------       -------------
      Total Distributions                    (0.60)               (0.01)              (0.13)              (0.12)              (0.28)
                                     -------------        -------------       -------------       -------------       -------------

NET ASSET VALUE,
END OF YEAR                          $       25.45        $       22.36       $       18.08       $       15.14       $       14.99
                                     =============        =============       =============       =============       =============
TOTAL RETURN                                 16.84%               23.71%              20.50%               1.77%              12.75%

Ratios/Supplemental Data
   Net Assets, End of Year
     (in 000's)                      $   1,440,868        $     235,018       $      88,968       $      47,809       $      28,753
   Ratio of Expenses to Average
     Net Assets                               1.00%                1.00%               1.00%               1.00%               1.00%
   Ratio of Net Investment
     Income/(Loss) to
     Average Net Assets                       1.55%                0.05%              (0.13)%              0.05%               0.24%
   Portfolio Turnover Rate                   37.36%               23.33%              12.66%              47.68%              29.40%

 *Represents less than $0.01.

**Based on average shares outstanding.

    The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND
================================================================================
                                                   NOTES TO FINANCIAL STATEMENTS
                                                               November 30, 2005
--------------------------------------------------------------------------------

Note 1. Organization

Fairholme Funds, Inc. (the "Company"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Company's Articles of Incorporation permit the Board of Directors of the Company (the "Board" or the "Directors") to issue 100,000,000 shares of common stock at $.0001 par value. The Board has the power to designate one or more separate and distinct series and/or classes of shares of common stock and to classify or reclassify any shares not issued with respect to such series. 100,000,000 shares of one series have been authorized, which shares constitute the interests in the The Fairholme Fund (the "Fund"), a non-diversified fund. The Fund's investment objective is to provide long-term growth of capital. The Fund seeks to achieve its objective by investing in common stocks without restrictions regarding market capitalization. The Fund will normally invest at least 75% of total net assets in U.S. common stocks and intends to hold a focused portfolio of no more than 25 stocks under normal circumstances. Fairholme Capital Management, L.L.C. (the "Adviser") serves as investment adviser to the Fund.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: Securities, which are traded on any exchange or on the NASDAQ over-the-counter market, are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Directors. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or long-term securities which are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Adviser and the Board have determined will represent fair value.

Federal Income Taxes: The Fund intends to qualify each year as a "Regulated Investment Company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes all of its net investment income and any realized capital gains.

Dividends and Distributions: The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

THE FAIRHOLME FUND
================================================================================
                                       NOTES TO FINANCIAL STATEMENTS (Continued)
                                                               November 30, 2005
--------------------------------------------------------------------------------

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of gains and losses on investment securities which is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of both contingent assets and liabilities, at the date of the financial statements; and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

Other: The Fund follows industry practice and accounts for security transactions on the trade date for financial statement purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrued basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuation in exchange rates. The Fund may invest in countries that require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

Note 3. Related Party Transactions

The Adviser is a Delaware limited liability company and is registered with the Securities and Exchange Commission as an investment adviser. The Adviser's principal business and occupation is to provide financial management and advisory services to individuals, corporations, and other institutions throughout the world. The Fund pays the Adviser for its advisory and administrative services, an annualized management fee equal to 1.00% (0.50% of which are investment advisory fees and 0.50% for administrative and other services) of the average net assets of the Fund, such fees to be computed daily based upon the daily average net assets of the Fund. Pursuant to an Operating Services agreement, the Fund's Adviser is responsible for paying all the Fund's expenses except commissions and other brokerage fees, taxes, interest, litigation expenses and other extraordinary expenses. The Fund paid commissions and other brokerage fees, and incurred $28,302 of other expenses as a result of the MCI, Inc. recharacterization of dividends paid to shareholders during calendar year 2004. The Adviser received $7,453,472 for their services during the fiscal year ended November 30, 2005. Certain directors and officers of Fairholme Funds, Inc. are also members and officers of Fairholme Capital Management, L.L.C.

Income from White Mountains Insurance Group Ltd. an investment affiliated with Bruce R. Berkowitz, a Director of the Fund, totaled $42,000 for the year ended November 30, 2005.

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under section 2 (a) (9) of the Investment Company Act of 1940. As of

THE FAIRHOLME FUND
================================================================================
                                       NOTES TO FINANCIAL STATEMENTS (Continued)
                                                               November 30, 2005
--------------------------------------------------------------------------------

November 30, 2005, National Financial Services Corp., a division of Fidelity Global Brokerage Group, Inc., a wholly-owned subsidiary of FMR Corp., for the benefit of its customers, owned approximately 28% of the Fund.

Note 4. Investments

For the fiscal year ended November 30, 2005, purchases and sales of investment securities, other than short-term investments, aggregated $886,260,623, and $203,006,485, respectively.

Note 5. Tax Matters

For U.S. federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(deprecation) of investments at November 30, 2005 was as follows:

                                                Gross                Gross          Net Unrealized
                                              Unrealized           Unrealized       Appreciation/
                             Cost            Appreciation         Depreciation      (Depreciation)
                             ----            ------------         ------------      --------------
The Fairholme Fund      $1,348,219,839       $136,263,059        $(28,328,628)       $107,934,431

The difference between book basis and tax basis net unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

The Fund's tax basis capital gains and losses are determined only at the end of each fiscal year. As of November 30, 2005, the components of distributable earnings on a tax basis were as follows:

                                                                        Amount
                                                                    ------------
Undistributed Ordinary Income                                       $  9,900,467
Undistributed Capital Gain                                            27,465,546
Unrealized Appreciation                                              107,934,431
                                                                    ------------
                                                                    $145,300,444
                                                                    ============

Note 6. Distribution to Shareholders

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

The tax character of dividends and distributions paid by the Fund was as follows:

                                     For the Fiscal           For the Fiscal
                                       Year Ended               Year Ended
                                   November 30, 2005        November 30, 2004
                                   -----------------        -----------------
Distributions paid from:
  Ordinary Income                      $1,200,051              $       --
  Short-Term Capital Gain                 871,461                      --
  Long-Term Capital Gain                4,864,654                  29,409
                                       ----------              ----------
                                       $6,936,166              $   29,409
                                       ==========              ==========

THE FAIRHOLME FUND
================================================================================
                                       NOTES TO FINANCIAL STATEMENTS (Continued)
                                                               November 30, 2005
--------------------------------------------------------------------------------

On December 08, 2005, the Fund declared the following distributions, which were payable on December 09, 2005:

Distributions paid from:
  Ordinary Income                                                    $12,476,449
  Short-Term Capital Gain                                              7,737,553
  Long-Term Capital Gain                                              19,727,993
                                                                     -----------
                                                                     $39,941,995
                                                                     ===========

The Fund is required to distribute to shareholders net investment income prior to the end of each calendar year. During 2005, the Fund paid an extraordinary distribution of $542,542 classified as ordinary income on August 9th and its regular distribution on December 9th.

The August distribution to shareholders related to the recharacterization by MCI Corporation on April 11, 2005 of two distributions paid to the Fund in 2004 which totaled $1,358,472. At that time, MCI determined that two distributions paid in 2004 which were originally characterized by the company as returns of capital should have been characterized as taxable dividends. The Fund calculated its required distribution for 2004 relying on MCI's then current characterizations that its 2004 payments to shareholders were returns of capital. These dividends have been included in dividend income during the fiscal year ended November 30, 2005.

As a direct consequence of MCI's recharacterization of these distributions in 2005, the Fund did not distribute the correct amount of net investment income for 2004. Consequently, the Fund determined it was required to file an amended tax return for 2004, pay an excise tax of $21,702, and pay a "spillover" distribution to shareholders prior to August 15, 2005. The amended tax return was filed in late July, 2005, the spillover distribution was paid in early August 2005 and the required excise tax of $21,702 was paid in late July 2005, reflecting the net impact to the Fund.

The excise tax and any related expenses have been characterized in the financial statements as other expenses borne directly by the Fund.

Note 7. Reclassification in the Capital Account

In accordance with accounting pronouncements, the Fund has recorded a reclassification in the capital account. This reclassification has no impact on the net asset value of the Fund and is designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to the shareholder. As of November 30, 2005, the Fund recorded the following reclassification to increase (decrease) the accounts listed below:

                       Undistributed          Accumulated
                      Net Investment         Net Realized           Paid-In
                          Income              Gain/(Loss)           Capital
                          ------              -----------           -------
The Fairholme Fund     $ (545,355)            $       --            $545,355

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================

To the Shareholders and Board of Directors of The Fairholme Fund:

We have audited the accompanying statement of assets and liabilities of The Fairholme Fund (the "Fund"), including the schedule of investments, as of November 30, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for the years ended November 30, 2001, November 30, 2002 and November 30, 2003 were audited by other auditors whose report, dated December 16, 2003, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Fairholme Fund as of November 30, 2005, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Philadelphia, Pennsylvania
January 11, 2006

THE FAIRHOLME FUND
================================================================================
                                                          ADDITIONAL INFORMATION
                                                               November 30, 2005
--------------------------------------------------------------------------------

Board of Directors (unaudited)

The Board of Directors has overall responsibility for conduct of the Company's affairs. The day-to-day operations of the Fund are managed by the Adviser, subject to the Bylaws of the Company and review by the Board. In fiscal 2005, Independent Directors received an annual retainer of $5,000, with the Chairman of the Audit Committee receiving an additional $2,500. The Directors, including those Directors who are also officers of the Company, are listed below.

------------------------------------------------------------------------------------------------------------------------------------
                     Position(s)                                                                   Funds
                        Held           Term of Office                                             Overseen            Other
     Name, Age        with the           & Length of               Principal Occupation(s)           by        Directorships Held
     & Address         Company           Time Served                 During Past 5 Years          Director         by Director
------------------------------------------------------------------------------------------------------------------------------------
Bruce R. Berkowitz*   Director,    Each Director serves     Managing Member, Fairholme Capital        1     Deputy Chairman and
Age 47                President    for an indefinite term.  Management, L.L.C., a registered                a Director of Olympus
51 JFK Parkway                     Mr. Berkowitz has        investment adviser, since October               Re Holdings, Ltd., a
Short Hills, NJ                    served as a director     1997.                                           Trustee of First Union
07078                              of the Fund since the                                                    Real Estate, a Director
                                   Fund's inception on                                                      of TAL International
                                   December 29, 1999.                                                       Group, Inc., and a
                                                                                                            Director of White
                                                                                                            Mountains Insurance
                                                                                                            Group, Ltd.
------------------------------------------------------------------------------------------------------------------------------------
Keith D. Trauner*     Director,    Each Director serves     Chief Financial Officer, Fairholme        1     None
Age 48                Treasurer/   for an indefinite term.  Capital Management L.L.C., a
51 JFK Parkway        Secretary    Mr. Trauner was          registered investment adviser,
Short Hills, NJ                    appointed by the         employed since February 1999.
07078                              Board to replace an
                                   outgoing director in
                                   January 2002.
------------------------------------------------------------------------------------------------------------------------------------
Joel L. Uchenick      Independent  Each Director serves     General Partner, Sherbrooke Capital,      1     Director and Chairman
Age 57                Director     for an indefinite term.  a private equity firm, since November           of the Board, Oregon
217 Rowley Bridge                  Mr. Uchenick has         1998. Previously, Senior Partner,               Chai Inc.; Board
Road,                              served as a director     Sherbrooke Associates Inc.                      Member and Chief
Topsfield, MA                      of the Fund since the                                                    Financial Officer of
01983                              Fund's inception on                                                      Cooke PH, Inc.
                                   December 29, 1999.
------------------------------------------------------------------------------------------------------------------------------------
Avivith Oppenheim,    Independent  Each Director serves     Attorney-at-Law (private practice).       1     None
Esq.                  Director     for an indefinite term.
Age 55                             Ms. Oppenheim has
211 Mountain                       served as a director
Avenue,                            of the Fund since the
Springfield, NJ                    Fund's inception on
07081                              December 29, 1999.
------------------------------------------------------------------------------------------------------------------------------------
Leigh Walters, Esq.   Independent  Each Director serves     Vice-President and Director, Valcor       1     Director, Valcor
Age 59                Director     for an indefinite term.  Engineering Corporation.                        Engineering
1 Cleveland Place                  Mr. Walters has          Attorney-at-Law.                                Corporation
Springfield, NJ                    served as a director
07081                              of the Fund since the
                                   Fund's inception on
                                   December 29, 1999.
------------------------------------------------------------------------------------------------------------------------------------

*Indicates an interested person as defined in the 1940 Act.

THE FAIRHOLME FUND
================================================================================
                                                          ADDITIONAL INFORMATION
                                                               November 30, 2005
--------------------------------------------------------------------------------

Other Information (unaudited)

The Company has adopted policies and procedures which provide guidance and set forth parameters for the voting of proxies relating to securities held in the Fund's portfolio. These policies, procedures and records for the twelve month period ended June 30, 2005 are available to you upon request and free of charge by writing to Fairholme Funds, Inc., c/o Citco Mutual Fund Services, Inc., P.O. Box C1100, Southeastern, PA 19398-1100, or by calling the Company toll free at 1-866-202-2263, or by visiting the Company's website at www.fairholmefunds.com. The Company's proxy voting policies, procedures, and records may also be obtained by visiting the Securities and Exchange Commission website at www.sec.gov. The Company shall respond to all shareholder requests for records within three business days of such request by first-class mail or other means designed to ensure prompt delivery.

N-Q Filing (unaudited)

The SEC has adopted the requirement that all funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters ending after July 9, 2004. For the Fairholme Fund, this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fairholme Fund Form N-Q will be available on the SEC's website at www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

Shareholder Tax Information (unaudited)

The information below is reported for the Fund's fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2006 to determine the calendar year amounts to be included on their 2005 tax returns. Shareholders should consult their own tax advisors.

The Fund is required to advise you within 60 days of the Fund's fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year. During the fiscal year ended November 30, 2005, the following dividends and distributions per share were paid by the Fund:

                                          December 2004           August 2005
                                          -------------           -----------
Net Investment Income                       $ 0.060362            $  0.01233
Short-Term Capital Gain                       0.080003                    --
Long-Term Capital Gain                        0.446589                    --
                                            ----------            ----------
                                            $ 0.586954            $  0.01233
                                            ==========            ==========

Please note that, for the taxable year ended November 30, 2005, the respective percentages of ordinary income distributions paid by the Fairholme Fund which consist of qualified dividend income for individuals, are as follows:

      Distribution Period                                          Percentage
      -------------------                                          ----------
      December, 2004                                                  100%
      January-November, 2005                                          100%

Approval of Investment Advisory Agreement (unaudited)

On November 1, 2005, the Board of Directors of Fairholme Funds, Inc., with a majority of independent Directors voting separately, renewed the Investment Advisory and Operating Services Agreement between the Fund and Fairholme Capital Management, LLC. There were no material or substantive changes to the agreements since the Board last considered their approval.

THE FAIRHOLME FUND
================================================================================
                                                          ADDITIONAL INFORMATION
                                                               November 30, 2005
--------------------------------------------------------------------------------

As required by the 1940 Act and judicial interpretations thereunder, the Directors considered a variety of factors when contemplating renewal of the agreements. The Directors reviewed the investment performance of the Fund and considered the nature, extent and quality of services provided to the Fund by the Adviser. Specifically, the Directors considered that the Fund had achieved greater absolute returns than the Fund's benchmark index for the fiscal year through August 31, 2005 and that, from inception through August 31, 2005 (the end of the Fund's third fiscal quarter), the Fund gained 166.72% compared to a loss of 8.89% for the S&P 500 Index over the same period. The Directors noted that Fund had maintained a rating from Morningstar Investments ("Morningstar") of either four of five stars (the two highest designations), since it had received a rating from this independent clearing house of mutual fund information, with the Fund's current rating at five stars, Morningstar's highest. The Directors reviewed information contained in the Board materials comparing the Fund's performance with the performance of similarly situated funds and noted that the Fund generally outperformed its peers. Based upon these factors, the Directors concluded that the Adviser had achieved excellent performance and management results for the Fund over the past year and since the Fund's inception.

The Directors also considered the overall reputation of the Adviser and the nature and the quality of administrative and other services provided by or overseen by the Adviser on behalf of the Fund under the Investment Advisory Agreement and Operating Services Agreement. The Directors reviewed the Fund's portfolio turnover and the quality of the research and management skills of the Adviser. The Directors evaluated the compliance procedures and internal control systems of the Adviser. The Directors also evaluated assurances from the Adviser that it would continue to have the expertise and resources necessary to provide the advisory and administrative services required by the Fund. The Directors also considered the Adviser's commitment to the Fund as evidenced by the share ownership in the Fund by management/owners of the Adviser.

The Directors reviewed the fees paid to the Adviser, the Fund's overall expense ratios compared to other similarly situated funds and the profitability of the Fund to the Adviser. The Directors reviewed information contained in the Board materials comparing the Fund's fees and expenses with similarly situated funds. The Directors noted that the Fund's total annual expense ratio of 1.00% was approximately 25% less than the average of approximately 1.26% (as calculated by Morningstar) for its peer funds. The Directors also considered that the average management fee for peer funds in the Morningstar four and five-star categories was 1.46% in contrast to the 1.00% management fee charged to the Fund for advisory and administrative services. Then, the Directors noted that a fund recently registered with the SEC with similar investment objectives and investment policies as the Fund had total operating fund expenses of 1.95% compared to the Fund's total operating fund expenses of 1.00% . In evaluating the Fund's advisory fees, the Directors took into account the demands, complexity and quality of the investment management of the Fund. The Directors also considered other benefits to the Adviser as a result of its relationship with the Fund, including the compensation received by the Adviser under the Operating Services Agreement. The Directors determined that the fees were reasonable in light of the services provided by the Adviser and the fees charged by other advisers to similar funds offering similar services.

Next, the Directors reviewed the Fund's successful increase in asset size resulting from both appreciation and new shareholder accounts. The Directors considered economies of scale and whether existing fees might require adjustment. The Directors did not believe that any modification of existing fee levels was necessary in light of the fact that the Fund's total annual expense ratio was appreciably less than the average of its peers.

In evaluating the aforementioned considerations, the Directors did not identify any single factor as all-important or controlling in its evaluation of the agreement. In light of the Fund's performance, the Adviser's proven history of advisory, administrative and other services, and the reasonableness of the Fund's overall expenses compared to its peers, the Directors concluded that retention of the Adviser was in the best interests of shareholders and approved the renewal of the agreements.

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                                       22

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                                       23

                     [This page intentionally left blank.]

Board of Directors
   Bruce R. Berkowitz
   Avivith Oppenheim, Esq.
   Keith D. Trauner
   Joel L. Uchenick
   Leigh Walters, Esq.

Officers
   Bruce R. Berkowitz, President
   Keith D. Trauner, Secretary & Treasurer

Investment Adviser
   Fairholme Capital Management, L.L.C.
   51 JFK Parkway
   Short Hills, NJ 07078
   Telephone: 973-379-6557

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
   Citco Mutual Fund Services, Inc.
   83 General Warren Boulevard, Suite 200
   Malvern, PA 19355
   Telephone: 866-202-2263

Custodian
   UMB Bank N.A.
   1010 Grand Boulevard
   Kansas City, MO 64106

Independent Registered
Public Accounting Firm
   Deloitte & Touche L.L.P.
   1700 Market Street
   Philadelphia, PA 19103

Fund Counsel
   Seward & Kissel L.L.P.
   1200 G Street,
   N.W. Washington, D.C. 20005

This report is provided for the general information of the shareholders of The Fairholme Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus, which contains more information on fees, charges, and other expenses and should be read carefully before investing or sending money. Past performance is not a guarantee of future results.

ITEM 2. CODE OF ETHICS.

      (a) The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

      (b) During the period covered by this report, there were no amendments to any provision of the code of ethics.

      (c) During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

      (d) The registrant's Code of Ethics for Principle Executive and Senior Financial Officers is filed herewith.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Joel L. Uchenick

Independent Director

B.A. University of Massachusetts at Amherst, 1970
M.B.A. McGill University of Montreal, 1979

General Partner, Sherbrooke Capital, a private equity firm, since Nov. 1998. Previously, Senior Partner, Sherbrooke Associates Inc., a marketing firm. Director and Chairman of the Board, Oregon Chai Inc. Board Member and Chief Financial Officer of Cooke PH, Inc.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      (a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $26,800.00 and $26,155.00 for fiscal years ended November 30, 2005 and 2004, respectively.

      (b) Audit Related Fees. There were no audit-related fees, other than those noted under "Audit Fees" Disclosure, billed to The Fairholme Fund for the last two fiscal years by the principal accountants.

      (c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance were $14,600.00 and $9,600.00 for the fiscal years ended November 30, 2005 and 2004, respectively.

      (d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant's principal accountant, other than the services reported in paragraphs
            (a) through (c) of this Item were $ 1,340.00 and $ 750.00 for the fiscal years ended November 30, 2005 and 2004, respectively.

      (e) 1. The audit committee does not have pre-approved policies and procedures. Instead, the audit committee or sub-audit committee approves on a case-by-case basis each audit or non-audit service before the accountant is engaged by the registrant.

            2. There were no services described in each of paragraphs (b) through (d) of this item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) Rule 2-01 of Regulation S-X.

      (f)   Not applicable.

      (g) All non-audit fees billed by the registrant's accountant for services rendered to the Fund for the fiscal years ended November 30, 2005 and November 30, 2004 are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's accountant for the registrant's adviser.

      (h)   Not applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Included in Annual Report to Shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There has been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.

      a. The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

      b. There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Code of Ethics required to be disclosed under item 2 is attached hereto.

    (a)(2a) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

       (2b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Fairholme Funds, Inc.

By /s/ Bruce R. Berkowitz                               PRESIDENT
   ---------------------------                          ---------
Bruce R. Berkowitz
Date 01/31/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Bruce R. Berkowitz
   ---------------------------
Bruce R. Berkowitz                                      PRESIDENT
Date 01/31/2006

By /s/ Keith D. Trauner
   ---------------------------
Keith D. Trauner                                        TREASURER
Date 01/31/2006

* Print the name and title of each signing officer under his or her signature.